Property, plant and equipment	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property, plant and equipment (Expressed in Canadian $000’s except per share amounts)

4.	Property, plant and equipment

Property, plant and equipment consist of the following:

	Oil and gas properties	Other	Total
Net book value, September 30, 2010	$ 20,973	$ 64	$ 21,037
Additions	51,905	34	51,939
Impairment expense	(8,472)	-	(8,472)
Depreciation	-	(27)	(27)
Net book value, September 30, 2011	$ 64,406	$ 71	$ 64,477
Additions	13,331	24	13,355
Impairment expense	(23,162)	-	(23,162)
Depreciation	(177)	(28)	(205)
Net book value, September 30, 2012	$ 54,398	$ 67	$ 54,465

On January 31, 2011, Zodiac acquired, through farm in, a 75% working interest in approximately 21,500 acres located in Kings and Kern Counties in California for total proceeds of US$8,422. The transaction included the payment of US$5,614 in cash, the issuance of 2,700,018 shares with a deemed value of US$1,871 and provision of a work credit in respect of future cash calls made by Zodiac of US$936. In addition, Zodiac is required to pay approximately 92% of the costs to drill two wells to evaluate the Monterey and Kreyenhagen formations within this area by January 1, 2013 and January 1, 2014, respectively.

During the twelve months ended September 30, 2012, the Company capitalized $107 (twelve months ended September 30, 2011 - $1,510, nine months ended September 30, 2010 - $738) of general and administrative expenditures and stock-based compensation costs attributable to employees and consultants directly engaged in exploration activities.

At September 30, 2012, the balance of the oil and gas properties related to unproven properties, and the Company has not commenced principal operations, accordingly there has been no depletion or depreciation recorded against the oil and gas properties.

During the twelve months ended September 30, 2012, the Company recognized an impairment charge of $23,162 on its California assets. This impairment relates to an asset (land and drilling costs) whose lease was allowed to lapse as it was determined that it was not in the Company’s best interest to continue to explore and develop that specific area.

During the twelve months ended September 30, 2011, the Company recognized an impairment charge of $8,472 on its Nova Scotia assets. In determining the impairment charge for these assets, the Company considered (among others) the following factors: intent to drill by the operator of the Windsor Basin project; remaining lease term; geological and geophysical evaluations; and drilling results. The operator has since begun reclamation activities on the assets in question and the Company expects settlement of the liability within the year.

During the nine months ended September 30, 2010, the Company did not record an impairment charge.